Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]	Accrued expenses and other current liabilities are comprised of the following:
	December 31
	2013	2012

Accrued professional fees	$60,610	$91,017